NOTE 1 - Organization and Summary of Significant Accounting Policies: Recently Enacted Pronouncements (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Recently Enacted Pronouncements

Recently Enacted Pronouncements – The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its current or future earnings or operations.